Equity Incentive Plan - Unrecognized Compensation Cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Unrecognized Compensation Cost [Abstract]
October 1 to December 31, 2014	$ 3,157
2015	4,231
2016	1,057
2017	83
Total	$ 8,528